Share capital - Common shares issued and outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Beginning balance (in shares)		687,006	682,277
Common shares, beginning of period		$ 3,163.5	$ 3,157.1
Issuance of common shares (in shares)	100,395	100,395
Issuance of common shares		$ 164.6
Issuance of common shares under First Nations agreements (in shares)		2,400	181
Issuance of shares under First Nations agreements and land purchases		$ 3.9	$ 0.1
Issuance of flow through shares (in shares)			1,642
Issuance of flow through shares			$ 2.3
Exercise of options and vested performance share units (in shares)		1,129	2,906
Exercise of options and vested performance share units		$ 2.5	$ 4.0
Ending balance (in shares)		790,930	687,006
Common shares, end of period		$ 3,334.5	$ 3,163.5
Issuance of ordinary shares, price per share (in dollars per share)	$ 1.72
Proceeds received from issuance of common shares (net of transaction costs)	$ 172.7
Transaction costs	$ 8.1